LOANS - Corporate Loan Delinquency (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Loans receivable
Loans, net of unearned income	$ 617,617	$ 644,635
Loans at fair value	5,005	5,901
Purchased distressed loans	$ 250		$ 703
Corporate
Loans receivable
Number of days past due, non-accrual status	90 days
Number of days past due for reversal of accrued interest and charging to earnings	90 days
Loans, 90 days past due and accruing	$ 280	188
Loans, total non-accrual	1,596	1,202
Loans, total current	284,980	271,393
Loans, net of unearned income	291,832	278,692
Loans at fair value	4,971	5,858
Purchased distressed loans	$ 5	51
Loans less than this number of days past due are considered current	30 days
Corporate | Commercial and industrial
Loans receivable
Loans, 90 days past due and accruing	$ 91	50
Loans, total non-accrual	1,071	594
Loans, total current	118,465	113,709
Loans, net of unearned income	119,627	114,353
Corporate | Financial institutions
Loans receivable
Loans, 90 days past due and accruing	16	2
Loans, total non-accrual	173	250
Loans, total current	64,128	67,580
Loans, net of unearned income	64,317	67,832
Corporate | Mortgage and real estate
Loans receivable
Loans, 90 days past due and accruing	144	86
Loans, total non-accrual	232	252
Loans, total current	42,095	38,135
Loans, net of unearned income	42,471	38,473
Corporate | Leases
Loans receivable
Loans, 90 days past due and accruing	0	0
Loans, total non-accrual	76	51
Loans, total current	2,006	2,125
Loans, net of unearned income	2,082	2,176
Corporate | Other
Loans receivable
Loans, 90 days past due and accruing	29	50
Loans, total non-accrual	44	55
Loans, total current	58,286	49,844
Loans, net of unearned income	58,359	49,949
30 to 89 Days Past Due | Corporate
Loans receivable
Loans, 90 days past due and accruing	269	187
30 to 89 Days Past Due | Corporate | Commercial and industrial
Loans receivable
Loans, 90 days past due and accruing	87	50
30 to 89 Days Past Due | Corporate | Financial institutions
Loans receivable
Loans, 90 days past due and accruing	16	2
30 to 89 Days Past Due | Corporate | Mortgage and real estate
Loans receivable
Loans, 90 days past due and accruing	137	86
30 to 89 Days Past Due | Corporate | Leases
Loans receivable
Loans, 90 days past due and accruing	0	0
30 to 89 Days Past Due | Corporate | Other
Loans receivable
Loans, 90 days past due and accruing	29	49
Equal to greater than 90 days past due | Corporate
Loans receivable
Loans, 90 days past due and accruing	11	1
Equal to greater than 90 days past due | Corporate | Commercial and industrial
Loans receivable
Loans, 90 days past due and accruing	4	0
Equal to greater than 90 days past due | Corporate | Financial institutions
Loans receivable
Loans, 90 days past due and accruing	0	0
Equal to greater than 90 days past due | Corporate | Mortgage and real estate
Loans receivable
Loans, 90 days past due and accruing	7	0
Equal to greater than 90 days past due | Corporate | Leases
Loans receivable
Loans, 90 days past due and accruing	0	0
Equal to greater than 90 days past due | Corporate | Other
Loans receivable
Loans, 90 days past due and accruing	$ 0	$ 1